Income Tax (Pre-tax Income Foreign and Domestic) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 473,223	$ 644,219	$ 400,278
Income (Loss) from Continuing Operations before Income Taxes, Foreign									162,031	275,004	363,293
Income before income taxes	$ 229,490	$ 201,695	$ (74,758)	$ 278,827	$ 321,089	$ 201,479	$ 215,892	$ 180,763	$ 635,254	$ 919,223	$ 763,571